Income Tax Expense - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 HKD ($)	Apr. 30, 2022 HKD ($)	Apr. 30, 2021 HKD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)
Statement [Line Items]
Applicable tax rate	16.50%
Unused tax losses for which no deferred tax asset recognised				$ 60,865	$ 1,806
Hongkong [member] | First Tier Profit Regime [Member]
Statement [Line Items]
Accounting profit		$ 2,000
Applicable tax rate		8.25%
Hongkong [member] | Second Tier Profit Regime [Member]
Statement [Line Items]
Accounting profit		$ 2,000
Applicable tax rate		16.50%
Hongkong [member] | Not Qualifying For The TwoTiered Profits Tax Rates Regime [Member]
Statement [Line Items]
Applicable tax rate		16.50%
Singapore CIT [Member]
Statement [Line Items]
Accounting profit	$ 0	$ 0	$ 0
Applicable tax rate	17.00%
CANADA
Statement [Line Items]
Accounting profit	$ 0
Applicable tax rate	33.00%